Loans - Long-term loan principal maturities (Details) - Aug. 31, 2018 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Loans
December 12, 2018	$ 6,589	¥ 45,000
December 12, 2019	9,883	67,500
December 12, 2020	13,177	90,000
December 12, 2021	16,471	112,500
December 12, 2022	19,766	135,000
Long-term Debt, Total	$ 65,886	¥ 450,000